Pension and Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2016	2015	2016	2015	2016	2015
Change in benefit obligation
Benefit obligation at beginning of year	$15,856	$16,452	$6,322	$6,979	$2,216	$2,462
Acquisitions/Transfers	—	—	(5)	94	—	—
Service cost	259	293	133	154	54	75
Interest cost	575	655	171	206	79	98
Participant contributions	—	—	8	9	—	14
Foreign exchange rate changes	—	—	(472)	(589)	7	(22)
Plan amendments	5	—	(4)	(6)	—	(211)
Actuarial (gain) loss	427	(657)	724	(274)	7	(80)
Medicare Part D Reimbursement	—	—	—	—	—	1
Benefit payments	(919)	(874)	(245)	(232)	(104)	(122)
Settlements, curtailments, special termination benefits and other	(1)	(13)	(7)	(19)	—	1
Benefit obligation at end of year	$16,202	$15,856	$6,625	$6,322	$2,259	$2,216
Change in plan assets
Fair value of plan assets at beginning of year	$13,966	$14,643	$5,669	$5,957	$1,367	$1,436
Acquisitions/Transfers	—	—	—	8	—	—
Actual return on plan assets	779	100	512	287	90	36
Company contributions	259	113	121	151	3	3
Participant contributions	—	—	8	9	—	14
Foreign exchange rate changes	—	—	(444)	(498)	—	—
Benefit payments	(919)	(874)	(245)	(232)	(104)	(122)
Settlements, curtailments, special termination benefits and other	(4)	(16)	(4)	(13)	—	—
Fair value of plan assets at end of year	$14,081	$13,966	$5,617	$5,669	$1,356	$1,367
Funded status at end of year	$(2,121)	$(1,890)	$(1,008)	$(653)	$(903)	$(849)

Amounts recognized in the Consolidated Balance Sheet

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2016	2015	2016	2015	2016	2015
Amounts recognized in the Consolidated Balance Sheet as of Dec. 31,
Non-current assets	$4	$3	$48	$185	$—	$—
Accrued benefit cost
Current liabilities	(52)	(47)	(10)	(10)	(4)	(3)
Non-current liabilities	(2,073)	(1,846)	(1,046)	(828)	(899)	(846)
Ending balance	$(2,121)	$(1,890)	$(1,008)	$(653)	$(903)	$(849)

Amounts recognized in accumulated other comprehensive income

	Qualified and Non-qualified
	Pension Benefits				Postretirement
	United States		International		Benefits
(Millions)	2016	2015	2016	2015	2016	2015
Amounts recognized in accumulated other comprehensive income as of Dec. 31,
Net transition obligation (asset)	$—	$—	$—	$(2)	$—	$—
Net actuarial loss (gain)	5,704	5,366	1,933	1,610	761	815
Prior service cost (credit)	(198)	(227)	(56)	(68)	(214)	(270)
Ending balance	$5,506	$5,139	$1,877	$1,540	$547	$545

Amounts relating to pension plans with accumulated benefit obligations in excess of plan assets

The following amounts relate to pension plans with accumulated benefit obligations in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2016	2015	2016	2015
Projected benefit obligation	$16,202	$15,856	$2,590	$2,382
Accumulated benefit obligation	15,149	14,834	2,351	2,149
Fair value of plan assets	14,081	13,966	1,635	1,566

Components of net periodic benefit cost (benefit)

Components of net periodic cost and other amounts recognized in other comprehensive income

Net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. Components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended December 31 follow:

	Qualified and Non-qualified
	Pension Benefits						Postretirement
	United States			International			Benefits
(Millions)	2016	2015	2014	2016	2015	2014	2016	2015	2014
Net periodic benefit cost (benefit)
Service cost	$259	$293	$241	$133	$154	$141	$54	$75	$65
Interest cost	575	655	676	171	206	252	79	98	97
Expected return on plan assets	(1,043)	(1,069)	(1,043)	(308)	(308)	(312)	(90)	(91)	(90)
Amortization of transition (asset) obligation	—	—	—	(1)	(1)	(1)	—	—	—
Amortization of prior service cost (benefit)	(24)	(24)	4	(13)	(13)	(16)	(55)	(42)	(47)
Amortization of net actuarial (gain) loss	354	409	243	91	144	121	61	73	56
Settlements, curtailments, special termination benefits and other	4	2	—	4	(6)	4	—	1	—
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	$125	$266	$121	$77	$176	$189	$49	$114	$81
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition (asset) obligation	—	—	—	1	1	1	—	—	—
Prior service cost (benefit)	5	—	(266)	(5)	10	3	—	(212)	—
Amortization of prior service cost (benefit)	24	24	(4)	13	13	16	55	42	47
Net actuarial (gain) loss	692	312	2,167	512	(270)	592	8	(23)	358
Amortization of net actuarial (gain) loss	(354)	(409)	(243)	(91)	(144)	(121)	(61)	(73)	(56)
Foreign currency	—	—	—	(93)	(174)	(215)	—	(1)	(1)
Total recognized in other comprehensive (income) loss	$367	$(73)	$1,654	$337	$(564)	$276	$2	$(267)	$348
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$492	$193	$1,775	$414	$(388)	$465	$51	$(153)	$429

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over next fiscal year

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
Amortization of transition (asset) obligation	$—	$—	$—
Amortization of prior service cost (benefit)	(23)	(12)	(53)
Amortization of net actuarial (gain) loss	387	119	56
Total amortization expected over the next fiscal year	$364	$107	$3

Weighted-average assumptions used to determine benefit obligations and net cost

Weighted-average assumptions used to determine benefit obligations as of December 31

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014

Discount rate	4.21%	4.47%	4.10%	2.54%	3.12%	3.11%	4.26%	4.48%	4.07%
Compensation rate increase	4.10%	4.10%	4.10%	2.90%	2.90%	3.33%	N/A	N/A	N/A

Weighted-average assumptions used to determine net cost for years ended December 31

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2016	2015	2014	2016	2015	2014	2016	2015	2014

Discount rate - service cost	4.70%	4.10%	4.98%	2.84%	3.11%	4.02%	4.70%	4.07%	4.83%
Discount rate - interest cost	3.73%	4.10%	4.98%	2.72%	3.11%	4.02%	3.80%	4.07%	4.83%
Expected return on assets	7.50%	7.75%	7.75%	5.77%	5.90%	5.83%	6.91%	6.91%	7.11%
Compensation rate increase	4.10%	4.10%	4.00%	2.90%	3.33%	3.35%	N/A	N/A	N/A

Estimated future pension and postretirement benefit payments

Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2017 Benefit Payments	$1,020	$203	$129
2018 Benefit Payments	1,040	212	139
2019 Benefit Payments	1,057	228	147
2020 Benefit Payments	1,071	235	157
2021 Benefit Payments	1,088	256	166
Next five years	5,586	1,452	839

United States Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2016	2015	2016	2015	2016	2015	2016	2015
Equities
U.S. equities	$1,522	$1,897	$—	$—	$—	$—	$1,522	$1,897
Non-U.S. equities	1,179	1,149	—	—	—	—	1,179	1,149
Index and long/short equity funds*							414	578
Total Equities	$2,701	$3,046	$—	$—	$—	$—	$3,115	$3,624
Fixed Income
U.S. government securities	$1,701	$1,095	$560	$456	$—	$—	$2,261	$1,551
Non-U.S. government securities	—	—	146	126	—	—	146	126
Preferred and convertible securities	4	4	1	8	—	—	5	12
U.S. corporate bonds	10	9	3,392	2,820	—	—	3,402	2,829
Non-U.S. corporate bonds	—	—	672	616	—	—	672	616
Derivative instruments	(1)	(1)	(31)	40	—	—	(32)	39
Other*							7	11
Total Fixed Income	$1,714	$1,107	$4,740	$4,066	$—	$—	$6,461	$5,184
Private Equity
Derivative instruments	$—	$—	$—	$—	$(83)	$(106)	$(83)	$(106)
Growth equity	19	24	—	—	—	—	19	24
Partnership investments*							2,188	2,450
Total Private Equity	$19	$24	$—	$—	$(83)	$(106)	$2,124	$2,368
Absolute Return
Derivative instruments	$—	$—	$(7)	$(5)	$—	$—	$(7)	$(5)
Fixed income and other	29	253	78	46	—	—	107	299
Hedge fund/fund of funds*							1,793	1,409
Partnership investments*							296	355
Total Absolute Return	$29	$253	$71	$41	$—	$—	$2,189	$2,058
Cash and Cash Equivalents
Cash and cash equivalents	$55	$102	$—	$1	$2	$—	$57	$103
Repurchase agreements and derivative margin activity	—	—	(545)	5	—	—	(545)	5
Cash and cash equivalents, valued at net asset value*							931	783
Total Cash and Cash Equivalents	$55	$102	$(545)	$6	$2	$—	$443	$891
Total	$4,518	$4,532	$4,266	$4,113	$(81)	$(106)	$14,332	$14,125
Other items to reconcile to fair value of plan assets							$(251)	$(159)
Fair value of plan assets							$14,081	$13,966

International Qualified and Non-qualified Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2016	2015	2016	2015	2016	2015	2016	2015
Equities
Growth equities	$605	$718	$214	$195	$—	$—	$819	$913
Value equities	575	494	28	27	—	—	603	521
Core equities	55	31	583	671	4	4	642	706
Equities, valued at net asset value*							16	17
Total Equities	$1,235	$1,243	$825	$893	$4	$4	$2,080	$2,157
Fixed Income
Domestic government	$340	$283	$202	$346	$3	$4	$545	$633
Foreign government	142	—	353	206	—	—	495	206
Corporate debt securities	51	30	888	661	9	10	948	701
Fixed income securities, valued at net asset value*							641	770
Total Fixed Income	$533	$313	$1,443	$1,213	$12	$14	$2,629	$2,310
Private Equity
Real estate	$29	$1	$62	$5	$3	$4	$94	$10
Real estate, valued at net asset value*							34	126
Partnership investments*							63	24
Total Private Equity	$29	$1	$62	$5	$3	$4	$191	$160
Absolute Return
Derivatives	$(4)	$(2)	$—	$15	$—	$—	$(4)	$13
Insurance	—	—	—	—	455	456	455	456
Other	—	—	—	4	6	3	6	7
Other, valued at net asset value*							—	1
Hedge funds*							174	119
Total Absolute Return	$(4)	$(2)	$—	$19	$461	$459	$631	$596
Cash and Cash Equivalents
Cash and cash equivalents	$99	$126	$18	$347	$—	$—	$117	$473
Cash and cash equivalents, valued at net asset value*							4	1
Total Cash and Cash Equivalents	$99	$126	$18	$347	$—	$—	$121	$474
Total	$1,892	$1,681	$2,348	$2,477	$480	$481	$5,652	$5,697
Other items to reconcile to fair value of plan assets							$(35)	$(28)
Fair value of plan assets							$5,617	$5,669

Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans
Fair values of the assets held by the plans by asset category

The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as						Fair Value at
(Millions)	Level 1		Level 2		Level 3		Dec. 31,
Asset Class	2016	2015	2016	2015	2016	2015	2016	2015
Equities
U.S. equities	$477	$508	$—	$—	$—	$—	$477	$508
Non-U.S. equities	62	59	—	—	—	—	62	59
Index and long/short equity funds*							40	49
Total Equities	$539	$567	$—	$—	$—	$—	$579	$616
Fixed Income
U.S. government securities	$102	$71	$191	$192	$—	$—	$293	$263
Non-U.S. government securities	—	—	9	8	—	—	9	8
U.S. corporate bonds	—	—	172	153	—	—	172	153
Non-U.S. corporate bonds	—	—	36	35	—	—	36	35
Derivative instruments	—	—	(1)	2	—	—	(1)	2
Total Fixed Income	$102	$71	$407	$390	$—	$—	$509	$461
Private Equity
Derivative instruments	$—	$—	$—	$—	$(3)	$(4)	$(3)	$(4)
Growth equity	1	1	—	—	—	—	1	1
Partnership investments*							113	136
Total Private Equity	$1	$1	$—	$—	$(3)	$(4)	$111	$133
Absolute Return
Fixed income and other	$1	$10	$3	$2	$—	$—	$4	$12
Hedge fund/fund of funds*							72	54
Partnership investments*							12	14
Total Absolute Return	$1	$10	$3	$2	$—	$—	$88	$80
Cash and Cash Equivalents
Cash and cash equivalents	$44	$38	$3	$—	$—	$—	$47	$38
Repurchase agreements and derivative margin activity	—	—	(22)	—	—	—	(22)	—
Cash and cash equivalents, valued at net asset value*							38	30
Total Cash and Cash Equivalents	$44	$38	$(19)	$—	$—	$—	$63	$68
Total	$687	$687	$391	$392	$(3)	$(4)	$1,350	$1,358
Other items to reconcile to fair value of plan assets							$6	$9
Fair value of plan assets							$1,356	$1,367